Leases (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Capital Leased Assets

Assets acquired under capital leases at March 31, 2016 and 2017 are as follows:

Class of property	2016	2017
	Millions of yen
Buildings	¥13,616	¥9,484
Machinery, vehicles and tools	79,520	62,430
Accumulated depreciation	(52,971)	(39,032)

Total	¥40,165	¥32,882

Schedule of Future Minimum Lease Payments for Capital Leases

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments at March 31, 2017 are as follows:

Year ending March 31	Millions of yen
2018	¥16,840
2019	11,598
2020	8,522
2021	5,110
2022	3,181
Thereafter	3,025

Total minimum lease payments	48,276
Less—Amount representing interest	4,409

Present value of net minimum lease payments Less—Amounts representing estimated executory costs	43,867 3,869

Net minimum lease payments	39,998
Less—Current obligation	14,430

Long-term capital lease obligations	¥25,568

Schedule of Future Minimum Rental Payments for Operating Leases

Minimum future rental payments under operating leases that have initial or remaining non-cancellable lease terms in excess of one year at March 31, 2017 are as follows.

Year ending March 31	Millions of yen
2018	¥41,176
2019	31,700
2020	23,207
2021	17,130
2022	13,236
Thereafter	38,841

Total	¥165,290